Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Schedule of trade and other payables
	30 June 2019 AUD$	30 June 2018 AUD$

Current
Trade payables	715,115	216,938
Accrued expenses	355,825	435,280
Other payables	20,979	37,108
Total	1,091,919	689,326